Expenses by nature (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial liabilities [line items]
Cost of sale of goods and services	$ 5,219	$ 4,273	$ 1,557
Salaries, social security costs and other personnel expenses	5,567	4,415	2,256
Depreciation and amortization	3,737	3,377	1,532
Fees and payments for services	2,755	2,423	1,139
Maintenance, security, cleaning, repairs and others	1,931	1,533	726
Advertising and other selling expenses	1,548	1,334	754
Taxes, rates and contributions	605	423	387
Interconnection and roaming expenses	2,066	1,711	157
Fees to other operators	2,576	1,691
Director's fees	228	180
Leases and service charges	190	105	52
Allowance for doubtful accounts, net	269	204	70
Other expenses	1,470	1,590	1,887
Total	28,161	23,259	10,517
Costs [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services	5,219	4,269	1,557
Salaries, social security costs and other personnel expenses	2,455	2,008	1,202
Depreciation and amortization	2,250	1,804	738
Fees and payments for services	1,830	1,704	706
Maintenance, security, cleaning, repairs and others	1,689	1,444	664
Advertising and other selling expenses	270	284	282
Taxes, rates and contributions	328	232	223
Interconnection and roaming expenses	2,066	1,711
Fees to other operators	2,576	1,691
Director's fees
Leases and service charges	52	82	50
Allowance for doubtful accounts, net
Other expenses	894	804	1,614
Total	19,629	16,033	7,036
General And Administrative Expenses [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services		4
Salaries, social security costs and other personnel expenses	1,627	1,257	552
Depreciation and amortization	575	520	256
Fees and payments for services	859	671	396
Maintenance, security, cleaning, repairs and others	146	86	59
Advertising and other selling expenses	6
Taxes, rates and contributions	81	23	14
Interconnection and roaming expenses			157
Fees to other operators
Director's fees	228	180
Leases and service charges	5	18	2
Allowance for doubtful accounts, net			62
Other expenses	342	460	141
Total	3,869	3,219	1,639
Selling Expenses [Member]
Disclosure of financial liabilities [line items]
Cost of sale of goods and services
Salaries, social security costs and other personnel expenses	1,485	1,150	502
Depreciation and amortization	912	1,053	538
Fees and payments for services	66	48	37
Maintenance, security, cleaning, repairs and others	96	3	3
Advertising and other selling expenses	1,272	1,050	472
Taxes, rates and contributions	196	168	150
Interconnection and roaming expenses
Fees to other operators
Director's fees
Leases and service charges	133	5
Allowance for doubtful accounts, net	269	204	8
Other expenses	234	326	132
Total	$ 4,663	$ 4,007	$ 1,842